Equity (Details Narrative) (10-K) - USD ($)																		2 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
		Dec. 16, 2019	Sep. 19, 2019	Apr. 12, 2019	Apr. 08, 2019	Jul. 03, 2018	Jul. 02, 2018	Jun. 30, 2018	Jun. 28, 2018	Apr. 02, 2018	Mar. 28, 2018	Mar. 02, 2018	Feb. 26, 2018	Feb. 21, 2018	Feb. 21, 2018	Feb. 07, 2018	Dec. 02, 2017	Feb. 28, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Mar. 27, 2019	Dec. 31, 2018	Aug. 31, 2020	Jul. 28, 2020	Jun. 05, 2020	Apr. 04, 2019	Jun. 29, 2018	Mar. 31, 2018	Mar. 27, 2018	Dec. 31, 2017
Common stock, par value																				$ 0.0001		$ 0.0001		$ .0001
Common stock, shares issued																				36,059,128		3,916,134		768,615
Common stock, shares outstanding																				36,059,128		3,916,134		768,615
Shares issued during the period new issue value																			$ 4,285,000		$ 6,331,000	$ 6,335,000		$ 15,827,000
Fair value of embedded derivative																	$ 66,000
Number of warrants to purchase common stock																				26,705,502		4,016,817				274,029
Gross proceeds from offering, cost			$ 5,000,000																	$ 10,700,000
Stock issued price per shares																											$ 0.45
Warrant exercise price																				$ 1.82		$ 22.95				$ 0.495
Converted shares																				2,253,874		677,342
Common stock shares authorized																				150,000,000		150,000,000		150,000,000
Accretion of the redeemable preferred shares																								$ (438,000)
Debt instrument, description			On September 19, 2019, the Company entered into an underwriting agreement relating to an underwritten public offering (the "September 2019 Offering") of (i) 539,000 common units ("2019 Common Units"), with each 2019 Common Unit being comprised of one share of the Company's common stock and one Series E warrant (collectively, the "Series E Warrants") to purchase one share of common stock and (ii) 2,238,777 pre-funded units ("2019 Pre-Funded Units"), with each 2019 Pre-Funded Unit being comprised of one pre-funded warrant (collectively, the "2019 Pre-Funded Warrants") to purchase one share of common stock and one Series E Warrant, which closed on September 24, 2019. The offering price to the public was $1.80 per 2019 Common Unit and $1.79 per 2019 Pre-Funded Unit. In connection with this public offering, on September 24, 2019, the underwriter partially exercised its over-allotment option and purchased an additional Series E Warrants to purchase 194,444 shares of common stock at a purchase price of $0.01 per Series E Warrant.
Outstanding pre-funded warrants are exercisable into shares of common stock
Capital stock shares authorized																				155,000,000		155,000,000
Capital stock par value																				$ 0.0001		$ 0.0001
Weighted average of the remaining contractual life																						5 years 10 months 6 days
Aggregate intrinsic value of the total exercisable warrants and options																						$ 2
April 2019 Underwriter Warrants [Member]
Warrant exercise price					$ 6.25
Percentage for gross proceeds of offering					125.00%
Pre-fund warrants description					The April 2019 Underwriter Warrants are exercisable at any time and from time to time, in whole or in part, following the date of issuance and ending on April 4, 2024, at an exercise price of $6.25 per share (125% of the offering price to the public per share).
2019 Common Units [Member]
Common units, shares			539,000
Share price			$ 1.80
2019 Pre-Funded Units [Member]
Warrant exercise price			$ 0.01
Common units, shares			2,238,777
Share price			$ 1.79
2019 Pre-Funded Units and Pre-Funded Warrants [Member]
Shares issued during the period new issue																						2,000,811
Shares issued during the period new issue value																						$ 35,705
Number of warrants to purchase common stock																						2,000,811
Outstanding pre-funded warrants are exercisable into shares of common stock																						270,000
Pre-Funded Warrants [Member]
Shares issued during the period new issue																								417,606
Shares issued during the period new issue value																								$ 208,803
Number of warrants to purchase common stock																								20,880,250
Outstanding pre-funded warrants are exercisable into shares of common stock																								32,034
Employee and Non-employee Stock Options [Member]
Weighted average of the remaining contractual life																						10 months 28 days
Unvested stock-based compensation																								$ 126,000
Series D Purchase Agreement [Member]
Convertible preferred stock conversion price per share												$ 150.00
Sale of stock stated value per share, description															Qualified Offering on a $1.00 per stated value for $1.00 new subscription amount basis (subject to the beneficial ownership limitation set forth in the certificate of designation for the Series C Convertible Preferred Stock).
Sale of stock, offering percentage															15.00%
SPA Amendment [Member]
Shares issued during the period new issue value														$ 3,200,000
Fair value of embedded derivative														620,000	$ 620,000
Amount of redeemable preferred stock														$ 2,580,000
Letter Agreement [Member]
Accretion of the redeemable preferred shares								$ 438,000
Underwriter Warrants [Member]
Number of warrants to purchase common stock			194,444
Sale of stock, offering percentage			7.00%
Warrant exercise price			$ 2.25
Percentage for shares of common stock sold			125.00%
Pre-fund warrants description			The September 2019 Underwriter Warrants are exercisable at any time and from time to time, in whole or in part, following the date of issuance and ending on September 19, 2024, at an exercise price of $2.25 per share (125% of the offering price to the public per 2019 Common Unit).
Series A Warrants [Member]
Number of warrants to purchase common stock																		31
Common Stock [Member]
Shares issued during the period new issue												20,000							2,057,444		2,588,828	3,039,161		711,777
Shares issued during the period new issue value	[1]
Number of warrants to purchase common stock																											1
Gross proceeds from offering, cost												$ 3,000,000
Stock issued price per shares																														$ 150.00
Converted shares																				372,173
Accretion of the redeemable preferred shares
Number of redeemable preferred stock
Underwriter Warrants [Member]
Number of warrants to purchase common stock												1,200
Offering description												The Company issued to the underwriter warrants to purchase up to 1,200 shares of common stock, or 6% of the number of shares of common stock sold in the March 2018 Offering (the "March Underwriter Warrants"). The March Underwriter Warrants are exercisable at any time and from time to time, in whole or in part, following the date of issuance and ending February 27, 2023, at a price per share equal to $187.50 (125% of the offering price to the public per share).
Warrant exercise price												$ 187.50
Percentage for shares of common stock sold										6.00%		6.00%
Percentage for gross proceeds of offering										125.00%		125.00%
Series D Warrants [Member]
Stock expiration term																						5 years
Pre-fund warrants description																						Each Pre-Funded Warrant contained in a Pre-Funded Unit is exercisable for 0.02 share of our common stock at an exercise price of $0.01 per share. The Pre-Funded Warrants are immediately exercisable and may be exercised at any time until all of the Pre-Funded Warrants are exercised in full.
Warrant [Member]
Number of warrants to purchase common stock					34,955
Sale of stock, offering percentage					7.00%
Maximum [Member]
Warrant exercise price																										$ 2.25
Maximum [Member] | Underwriter Warrants [Member]
Number of warrants to purchase common stock										3,429
Stock issued price per shares										$ 109.38
Series D Investor [Member] | Series D Purchase Agreement [Member]
Gross proceeds from offering, cost										$ 300,000
Series D Investor [Member] | Waiver Agreement [Member]
Sale of stock, offering percentage													15.00%
Gross proceeds from offering, cost													$ 7,000,000
Offering description													(i) the Series D Exchange Right, which was provided by the original SPA, would not be applicable to an offering of up to $7,000,000 which occurred no later than March 9, 2018, (ii) the Company shall reduce the conversion price of the Series D Preferred Stock to the public offering price of our common stock in such offering, and (iii) instead of using 15% of the proceeds from such offering to redeem shares of Series C Convertible Preferred Stock held by the Series D Investor, which was provided by the February 2018 SPA amendment, the Company was required to use 15% of the proceeds from such offering to redeem a portion of the outstanding shares of Series D Preferred Stock held by the Series D Investor at a per share purchase price equal to the stated value of the Series D Preferred Stock.
Series D Investor [Member] | Letter Agreement [Member]
Sale of stock stated value per share, description									Qualified Offering on a $1.00 per stated value for $1.00 new subscription amount basis, all outstanding shares of Series C Convertible Preferred Stock held by the Series D Investor will be redeemed at a per share purchase price equal to the stated value of the Series C Convertible Preferred Stock, and (ii) all outstanding shares of Series D Preferred Stock will be redeemed at a per share purchase price equal to the stated value of the Series D Preferred Stock.
Employees and Directors [Member]
Stock issued price per shares																									$ 0.39
July 2016 Public Offering [Member]
Number of exercised options to purchase shares																		13,508
Public Offering [Member]
Shares issued during the period new issue										57,143
Gross proceeds from offering, cost										$ 5,000,000
Stock issued price per shares										$ 87.50
Qualified Offering [Member] | Series D Investor [Member]
Due from affiliates									$ 3,000,000
July 2018 Offering [Member]
Gross proceeds from offering, cost							$ 9,800,000
July 2018 Offering [Member] | Letter Agreement [Member]
Amount utilized for redemption of outstanding shares						$ 2,264,269
Number of redeemable preferred stock						306,917
July 2018 Offering [Member] | Underwriting Agreement [Member]
Number of warrants to purchase common stock																													100,000
Warrant exercise price																													$ 14.50
Common units, shares																													217,029
Pre-funded units, shares																													449,640
Common units, per share																													$ 15.00
Pre-funded units, per share																													14.50
Underwriting discount and commission price per shares																													$ 1.015
July 2018 Offering [Member] | Common Stock [Member] | Underwriting Agreement [Member]
Number of warrants to purchase common stock																													100,000
July 2018 Offering [Member] | Underwriter Warrants [Member]
Stock issued price per shares							$ 18.75
Percentage for shares of common stock sold							6.00%
Percentage for gross proceeds of offering							125.00%
July 2018 Offering [Member] | Series D Warrants [Member] | Underwriting Agreement [Member]
Number of warrants to purchase common stock																													100,000
Underwriting discount and commission price per shares																													$ 0.035
July 2018 Offering [Member] | Maximum [Member] | Underwriter Warrants [Member]
Number of warrants to purchase common stock							40,000
July 2018 Offering [Member] | Maximum [Member] | Series D Warrants [Member] | Underwriting Agreement [Member]
Common stock, par value																													$ 0.50
Number of warrants to purchase common stock																													100,000
Common stock shares authorized																													100,000
Underwritten Public Offering [Member]
Shares issued during the period new issue				12,393	486,957
Gross proceeds from offering, cost				$ 47,000	$ 2,000,000
Stock issued price per shares				$ 5.00	$ 5.00
Series B Convertible Preferred Stock [Member]
Preferred stock, shares outstanding																						17,303
Convertible preferred stock shares issued upon conversion																						555,138
Shares issued during the period new issue																						442,424
Convertible preferred stock conversion price per share																						$ 1.80
Series C Convertible Preferred Stock [Member]
Preferred stock, shares outstanding																						34,370
Convertible preferred stock shares issued upon conversion																						122,204
Shares issued during the period new issue																						1,069,822
Convertible preferred stock conversion price per share																						$ 1.80
Series D Convertible Preferred Stock [Member] | Redemption Obligation [Member]
Gross proceeds from offering, cost percentage																	12.50%
Shares issued during the period new issue value																	$ 1,000,000
Series D Convertible Preferred Stock [Member] | Redemption Obligation [Member] | Maximum [Member]
Shares issued during the period new issue value																	1,500,000
Series D Convertible Preferred Stock [Member] | Private Placements [Member]
Proceeds from sale of stock																	$ 750,000
Series D Convertible Preferred Stock [Member] | Private Placements [Member] | Investor [Member]
Sale of stock stated value per share, description																	The Series D Investor also had the option to exchange their Series D Preferred Stock into the securities issued in a Qualified Offering upon consummation of a Qualified Offering on a $1.00 per stated value for $1.00 new subscription amount basis.
Redeemable Preferred Shares [Member]
Percentage for common stock outstanding																	20.00%
Fair value of embedded derivative																	$ 934,000
Series B Preferred Stock [Member]
Number of exercised options to purchase shares																		13,508
Proceeds from placement agent																		$ 557,205
Preferred B Shares [Member]
Preferred stock, shares outstanding																				17,303		17,303		17,303					17,303
Convertible preferred stock shares issued upon conversion																		2,229											55,197
Convertible preferred stock conversion price per share																													$ 15.00
Stock issued price per shares																				$ 0.45
Series D Preferred Stock [Member]
Preferred stock, shares outstanding										300
Convertible preferred stock shares issued upon conversion										1,429
Convertible preferred stock conversion price per share										$ 87.50
Preferred stock description										The fair value increased substantially, i.e by more than 10%, the change in terms was accounted for as an extinguishment.		The fair value increased substantially, i.e by more than 10%, the change in terms was accounted for as an extinguishment.
Changes in carrying amount										$ 32,000		$ 49,000
Series D Preferred Stock [Member] | SPA Amendment and Waiver Agreement [Member]
Convertible preferred stock conversion price per share										$ 150.00		$ 350.00
Offering description												15% of the gross proceeds from the March 2018 Offering
Payments to acquire shares												$ 450,000
Number of shares purchased												450
Series D Preferred Stock [Member] | March 2018 Offering [Member]
Preferred stock, shares outstanding												750
Convertible preferred stock shares issued upon conversion												2,857
Convertible preferred stock conversion price per share												$ 150.00
Series B Convertible Preferred Stock [Member]
Preferred stock, shares outstanding																				17,303
Converted shares	[2]																			2,220,552		555,138
Series B Convertible Preferred Stock [Member] | March 2018 Offering [Member]
Preferred stock, shares outstanding												17,303
Convertible preferred stock shares issued upon conversion												3,807
Convertible preferred stock conversion price per share												$ 150.00
Series B Convertible Preferred Stock [Member] | April 2018 Offering [Member]
Preferred stock, shares outstanding											17,303
Convertible preferred stock shares issued upon conversion											4,759
Convertible preferred stock conversion price per share											$ 87.50
Series C Convertible Preferred Stock [Member]
Preferred stock, shares outstanding																				2,343
Converted shares																				33,322		122,204
Series C Convertible Preferred Stock [Member] | March 2018 Offering [Member]
Preferred stock, shares outstanding												741,651
Convertible preferred stock shares issued upon conversion												18,082
Convertible preferred stock conversion price per share												$ 150.00
Series C Convertible Preferred Stock [Member] | April 2018 Offering [Member]
Preferred stock, shares outstanding											451,695
Convertible preferred stock shares issued upon conversion											13,766
Convertible preferred stock conversion price per share											$ 87.50
Preferred C Shares [Member]
Preferred stock, shares outstanding			37,025																	2,343		34,370		61,423					378,840
Convertible preferred stock shares issued upon conversion			84,253																										133,929
Convertible preferred stock conversion price per share			$ 1.80																										$ 15.00
Stock issued price per shares																				$ 0.45
Preferred C Shares [Member] | Series D Investor [Member] | Series D Purchase Agreement [Member]
Converted shares										46,875
Preferred C Shares [Member] | Series D Investor [Member] | Second Waiver Agreement [Member] | Planned April 2018 Offering [Member]
Gross proceeds from offering, cost											$ 5,000,000
Offering description											(i) the Series D Exchange Right, which was provided by the original SPA, would not be applicable to a subsequent financing consisting solely of shares of common stock, which shall be publicly registered on Form S-3 for gross proceeds to us of up to $5,000,000, to be consummated by not later than April 3, 2018 (the "Planned April 2018 Offering"), (ii) the Company's obligation to use 15% of the proceeds from any subsequent offering of our securities that is not a Qualified Offering to redeem the outstanding shares of the Series C Convertible Preferred Stock held by the Series D Investor, which was provided by the February 2018 SPA amendment, would not be applicable to the Planned April 2018 Offering, (iii) the Company shall reduce the conversion price of the Series D Preferred Stock to the public offering price of our common stock sold in the Planned April 2018 Offering, and (iv) the Company shall use $300,000 of the proceeds from the Planned April 2018 Offering to redeem outstanding shares of Series C Convertible Preferred Stock held by the Series D Investor at a per share purchase price equal to the stated value of the Series C Convertible Preferred Stock.
Amount utilized for redemption of outstanding shares											$ 300,000
Series B Convertible Preferred Stock [Member]
Preferred stock, shares outstanding			17,303																									17,303
Convertible preferred stock shares issued upon conversion			355,288																									133,233
Convertible preferred stock conversion price per share			$ 1.80
Debt instrument, conversion price																												$ 5.00
Series B Convertible Preferred Stock [Member] | Qualified Offering [Member]
Sale of stock stated value per share, description							Series B Convertible Preferred Stock into securities issued in a Qualified Offering on a $1.00 per stated value for $1.00 new subscription amount basis upon a Qualified Offering.
Restricted Stock [Member] | Chief Executive Officer [Member]
Stock option granted		165,000																				70,582		0
Stock option vesting period																						3 years		3 years
Fair value of stock option		$ 141,900																				$ 668,000		$ 668,000
Restricted Stock [Member] | Employees and Directors [Member]
Stock option granted																						70,582		0
Stock option vesting period																						3 years		3 years
Fair value of stock option																						$ 668,000		$ 668,000
Series C Convertible Preferred Stock One [Member]
Preferred stock, shares outstanding																												59,423
Convertible preferred stock shares issued upon conversion																												50,708
Debt instrument, conversion price																												$ 5.00
Series E Warrants [Member]
Number of warrants to purchase common stock																				2,972,221		2,972,221
Warrant exercise price																				$ 1.80		$ 1.80
Series E Warrants [Member] | 2019 Common Units [Member]
Warrant exercise price			$ 1.80
Warrant exercise term			5 years
Series E Warrants [Member] | 2019 Pre-Funded Units [Member]
Warrant exercise price			$ 1.80
Warrant exercise term			5 years
September 2019 Underwriter Warrants [Member]
Number of warrants to purchase common stock																						194,444
Warrant exercise price																						$ 2.25
Secretary of State of Delaware a Certificate of Amendment [Member]
Reverse stock split																one-for-thirty-five reverse stock split.							one-for-thirty-five reverse stock split.
Common stock, par value																$ 0.0001															$ 0.0001
Common stock, shares issued																30,000								38,400,000							769,000	1,500,000
Common stock, shares outstanding																30,000								38,400,000							769,000	1,500,000

[1]	Represents an amount less than $1 thousand
[2]	Including the shares of common stock the holders of Series B Convertible Preferred Stock are entitled to receive as cumulative dividends at the rate per share of 15% per annum of the stated value for five years, payable in cash or common stock, at the Company's discretion, but excluding effect of future conversion price adjustment, if any.